PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 2001

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2001
(Unaudited)

                      ASSETS AND LIABILITIES
                                                                                     Treasury       Versatile     Aggressive
                                                                      Permanent        Bill           Bond          Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------

ASSETS
Investments at market value (Notes 1, 4 & 5):
  Investments other than securities:
    Gold assets ...................................................  $10,076,449    $        --    $        --    $        --
    Silver assets .................................................    2,517,377             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                      12,593,826             --             --             --
  Swiss franc bonds ...............................................    4,948,342             --             --             --
  Stocks of United States and foreign real estate and
    natural resource companies ....................................    8,464,939             --             --             --
  Aggressive growth stock investments .............................    8,496,973             --             --     24,112,310
  Corporate bonds .................................................      516,205             --     18,993,387             --
  United States Treasury securities ...............................   16,443,180     74,023,038      1,101,719         49,995
                                                                     -----------    -----------    -----------    -----------
    Total investments (identified  cost $39,829,429;
      $74,007,395; $19,879,869 and $8,394,540, respectively)          51,463,465     74,023,038     20,095,106     24,162,305

Cash ..............................................................       82,210             --             --             --
Accounts receivable for shares of the portfolio sold ..............      264,444         26,329      2,900,000             --
Accrued interest, dividends and foreign taxes receivable ..........      548,534      1,399,097        387,709          5,990
Due from investment adviser .......................................           --          1,507         20,440         11,325
                                                                     -----------    -----------    -----------    -----------
    Total assets                                                      52,358,653     75,449,971     23,403,255     24,179,620

LIABILITIES
Bank overdraft ....................................................           --          9,732         27,357          4,108
Accounts payable for shares of the portfolio redeemed .............           --        271,987             --             --
Accrued investment advisory fee ...................................        6,719             --             --             --
Accrued directors' and officers' fees and expenses ................           --             --          1,718          5,793
Accrued excise tax ................................................       14,794         57,206          8,384             --
                                                                     -----------    -----------    -----------    -----------
    Total liabilities                                                     21,513        338,925         37,459          9,901
                                                                     -----------    -----------    -----------    -----------
    Net assets applicable to outstanding shares                      $52,337,140    $75,111,046    $23,365,796    $24,169,719
                                                                     ===========    ===========    ===========    ===========
                      NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 2,861,109; 1,071,284; 380,107 and
                305,576 shares, respectively ......................  $     2,861    $     1,071    $       380    $       306

Paid-in capital ...................................................   41,713,734     74,582,990     22,751,966      8,219,706
                                                                     -----------    -----------    -----------    -----------
                                                                      41,716,595     74,584,061     22,752,346      8,220,012
Undistributed net investment income (loss)(Note 1) ................   (1,711,854)       657,183        564,341        (86,440)
Accumulated net realized gain (loss) on investments ...............      749,085       (145,841)      (166,128)       268,382
Accumulated net realized loss on foreign currency
  transactions ....................................................          (62)            --             --             --
Net unrealized appreciation of investments (Note 1) ...............   11,634,036         15,643        215,237     15,767,765
Net unrealized depreciation on translation of assets
  and liabilities in foreign currencies ...........................      (50,660)            --             --             --
                                                                     -----------    -----------    -----------    -----------
    Net assets applicable to outstanding shares                      $52,337,140    $75,111,046    $23,365,796    $24,169,719
                                                                     ===========    ===========    ===========    ===========
    Net asset value per share                                          $18.29         $70.11         $61.47         $79.10
                                                                       ======         ======         ======         ======

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Six months ended July 31, 2001
(Unaudited)

                                                                                     Treasury       Versatile      Aggressive
                                                                      Permanent        Bill           Bond           Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------

Investment income (Note 1):
  Interest ........................................................  $   658,866    $ 1,653,402    $   595,155    $       370
  Dividends .......................................................      228,086             --             --         68,873
                                                                     -----------    -----------    -----------    -----------
                                                                         886,952      1,653,402        595,155         69,243
Expenses (Notes 2 & 7):
  Investment advisory fee .........................................      291,051        419,007        114,876        132,376
  Directors' fees and expenses ....................................       21,972         31,474          8,566          9,987
  Officers' salary expense ........................................       22,003         31,517          8,578         10,002
  Excise tax ......................................................       14,794         57,206          8,384             --
  Legal expense ...................................................       15,609         14,048             --          1,561
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                         365,429        553,252        140,404        153,926

  Less waiver of investment advisory fee ..........................           --        187,419         39,235             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                         365,429        365,833        101,169        153,926
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                             521,523      1,287,569        493,986        (84,683)
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency (Notes 1, 4 & 5):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................      325,065          7,617         29,862        173,124
  Foreign currency transactions ...................................          (62)            --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                         325,003          7,617         29,862        173,124

Change in unrealized appreciation (depreciation) of:
  Investments .....................................................     (840,111)       (22,960)        84,635     (1,527,437)
  Translation of assets and liabilities in foreign currencies .....      (23,180)            --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency                                                  (538,288)       (15,343)       114,497     (1,354,313)
Net increase (decrease) in net assets resulting                      -----------    -----------    -----------    -----------
  from operations                                                    $   (16,765)   $ 1,272,226    $   608,483    $(1,438,996)
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Permanent Portfolio                Treasury Bill Portfolio
                                                                       -----------------------------------   -----------------------------------
                                                                       Six months ended      Year ended      Six months ended       Year ended
                                                                        July 31, 2001     January 31, 2001    July 31, 2001     January 31, 2001
                                                                         (Unaudited)                           (Unaudited)
                                                                       ----------------  -----------------   ----------------   ----------------

Operations:
  Net investment income .............................................   $    521,523      $  1,436,385        $  1,287,569       $  3,907,453
  Net realized gain on investments ..................................        325,065           505,698               7,617             18,534
  Net realized loss on foreign currency transactions ................            (62)             (810)                 --                 --
  Change in unrealized appreciation (depreciation) of investments ...       (840,111)        2,727,338             (22,960)            67,752
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................        (23,180)           12,911                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations              (16,765)        4,681,522           1,272,226          3,993,739

Equalization on shares issued and redeemed: .........................       (248,908)         (781,982)            (36,825)          (366,013)

Distributions to shareholders from:
  Net investment income .............................................             --          (462,916)                 --         (2,463,021)
  Net realized gain on investments ..................................             --        (1,504,457)                 --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 6): .....................     (1,189,022)       (4,912,990)         (1,764,277)        (6,584,148)
                                                                        ------------      ------------        ------------       ------------
Net decrease in net assets                                                (1,454,695)       (2,980,823)           (528,876)        (5,419,443)

Net assets at beginning of period                                         53,791,835        56,772,658          75,639,922         81,059,365
                                                                        ------------      ------------        ------------       ------------
Net assets at end of period (including undistributed net
  investment income (loss)of $(1,711,854) and $7,248,047;
  $657,183 and $314,456, respectively)                                  $ 52,337,140      $ 53,791,835        $ 75,111,046       $ 75,639,922
                                                                        ============      ============        ============       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                             Versatile Bond Portfolio            Aggressive Growth Portfolio
                                                                       -----------------------------------   -----------------------------------
                                                                        Six months ended     Year ended       Six months ended     Year ended
                                                                         July 31, 2001    January 31, 2001     July 31, 2001    January 31, 2001
                                                                          (Unaudited)                           (Unaudited)
                                                                       -----------------  ----------------   -----------------  ----------------

Operations:
  Net investment income (loss) ......................................   $    493,986      $    843,408        $    (84,683)      $   (192,991)
  Net realized gain (loss) on investments ...........................         29,862           (12,906)            173,124             95,849
  Net realized loss on foreign currency transactions ................             --                --                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...         84,635           281,104          (1,527,437)         2,351,057
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................             --                --                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations              608,483         1,111,606          (1,438,996)         2,253,915

Equalization on shares issued and redeemed: .........................        149,111          (258,724)                 --                 --

Distributions to shareholders from:
  Net investment income .............................................             --          (417,857)                 --                 --
  Net realized gain on investments ..................................             --                --                  --         (2,060,315)

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 6): .....................      2,214,439         1,894,129               7,717          1,469,893
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                      2,972,033         2,329,154          (1,431,279)         1,663,493

Net assets at beginning of period                                         20,393,763        18,064,609          25,600,998         23,937,505
                                                                        ------------      ------------        ------------       ------------
Net assets at end of period (including undistributed net
  investment income (loss)of $564,341 and $350,360; $(86,440)
  and $(195,813), respectively)                                         $ 23,365,796      $ 20,393,763        $ 24,169,719       $ 25,600,998
                                                                        ============      ============        ============       ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 19.25% of Total Net Assets
  11,613 Troy Oz.    Gold bullion (a) ...........................................................      $  3,091,301

  25,383 Coins       One-ounce gold coins (a) ...................................................         6,985,148
                                                                                                       ------------

                       Total Gold Assets (Cost $12,842,712)                                            $ 10,076,449
                                                                                                       ------------

                    SILVER ASSETS - 4.81% of Total Net Assets
 321,246 Troy Oz.    Silver bullion (a) .........................................................      $  1,352,444

     379 Bags        Silver coins (a) ...........................................................         1,164,933
                                                                                                       ------------

                       Total Silver Assets (Cost $2,994,572)                                           $  2,517,377
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 9.45% of Total Net Assets
----------------

 CHF 3,900,000       6.500% Swiss Confederation bonds, 04-10-04 .................................      $  2,454,736
 CHF 4,000,000       5.500% Swiss Confederation bonds, 01-06-05 .................................         2,493,606
                                                                                                       ------------

                       Total Swiss Franc Assets (Cost $5,830,906)                                      $  4,948,342
                                                                                                       ------------

  Number            STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
 Of Shares          RESOURCE COMPANIES - 16.17% of Total Net Assets
 ---------

                    NATURAL RESOURCES - 7.33% of Total Net Assets
  36,000             BHP Billiton, Ltd. (b) .....................................................      $    354,600
  12,000             Burlington Resources, Inc. .................................................           519,000
  10,000             Devon Energy Corporation ...................................................           542,100
  15,000             Forest Oil Corporation (a) .................................................           405,000
  25,000             Inco, Ltd.(a) ..............................................................           419,000
   5,000             Phelps Dodge Corporation ...................................................           202,000
  20,000             Pogo Producing Company .....................................................           495,200
   7,000             Texaco, Inc. ...............................................................           484,750
   7,000             Weyerhaeuser Company .......................................................           418,110
                                                                                                       ------------
                                                                                                       $  3,839,760

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    REAL ESTATE - 8.84% of Total Net Assets
  20,000             Archstone Communities Trust ................................................      $    510,200
  17,000             BRE Properties, Inc. Class A ...............................................           516,120
  20,000             Federal Realty Investment Trust ............................................           430,000
  20,000             IRT Property Company .......................................................           191,000
  18,000             MGI Properties Liquidating Trust (a)(c) ....................................             2,679
  20,000             New Plan Excel Realty Trust, Inc. ..........................................           321,000
  15,000             Pan Pacific Retail Properties, Inc. ........................................           384,000
  18,000             Pennsylvania Real Estate Investment Trust ..................................           394,200
  11,000             Texas Pacific Land Trust ...................................................           431,200
  35,000             United Dominion Realty Trust, Inc. .........................................           490,000
  29,000             Urstadt Biddle Properties, Inc. ............................................           233,450
  29,000             Urstadt Biddle Properties, Inc. Class A ....................................           254,330
  20,000             Washington Real Estate Investment Trust ....................................           467,000
                                                                                                       ------------
                                                                                                       $  4,625,179
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (Cost $4,652,201)                                            $  8,464,939
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.24% of Total Net Assets

                    CHEMICALS - .72% of Total Net Assets
   6,000             Air Products & Chemicals, Inc. .............................................      $    244,980
  10,000             Wellman, Inc. ..............................................................           131,900
                                                                                                       ------------
                                                                                                       $    376,880
                    COMPUTER SOFTWARE - 4.19% of Total Net Assets
   6,000             Autodesk, Inc. .............................................................      $    223,740
       1             Symantec Corporation warrant (a)(c) ........................................         1,886,252
   2,000             VERITAS Software Corporation (a) ...........................................            84,820
                                                                                                       ------------
                                                                                                       $  2,194,812

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    DATA PROCESSING - .23% of Total Net Assets
     762             Agilent Technologies, Inc. (a) .............................................      $     21,801
   4,000             Hewlett-Packard Company ....................................................            98,640
   4,000             VelocityHSI, Inc. (a) ......................................................               120
                                                                                                       ------------
                                                                                                       $    120,561
                    ELECTRICAL & ELECTRONICS - .54% of Total Net Assets
   4,000             Intel Corporation ..........................................................      $    119,240
   5,000             National Semiconductor Corporation (a) .....................................           160,250
                                                                                                       ------------
                                                                                                       $    279,490
                    ENTERTAINMENT & LEISURE - 1.13% of Total Net Assets
   6,000             Disney (Walt) Company (a)...................................................      $    158,100
   8,000             Harrah's Entertainment, Inc. (a) ...........................................           228,960
   5,000             Tribune Company ............................................................           206,300
                                                                                                       ------------
                                                                                                       $    593,360
                    FINANCIAL SERVICES - 2.60% of Total Net Assets
   4,000             Bank of New York, Inc. .....................................................      $    179,440
   4,000             Bear Stearns Companies, Inc. ...............................................           232,600
  10,000             Greater Bay Bancorp ........................................................           264,306
   3,000             Morgan Stanley Dean Witter & Company .......................................           179,460
   6,000             Schwab (Charles) Corporation ...............................................            89,940
   5,000             State Street Corporation ...................................................           268,850
   5,000             Stilwell Financial, Inc. ...................................................           148,300
                                                                                                       ------------
                                                                                                       $  1,362,896
                    MANUFACTURING - 2.82% of Total Net Assets
   6,000             Harley-Davidson, Inc. ......................................................      $    309,660
   4,000             Illinois Tool Works, Inc. ..................................................           252,000
   2,000             NACCO Industries, Inc. Class A .............................................           138,100
   8,000             NACCO Industries, Inc. Class B .............................................           552,400
   5,000             Parker-Hannifin Corporation ................................................           223,500
                                                                                                       ------------
                                                                                                       $  1,475,660

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL & OILFIELD SERVICES - 1.27% of Total Net Assets
   40,000            Frontier Oil Corporation ...................................................      $    515,200
   30,000            Parker Drilling Company (a) ................................................           150,300
                                                                                                       ------------
                                                                                                       $    665,500
                    PHARMACEUTICALS - 1.00% of Total Net Assets
    2,000            Biogen, Inc. (a) ...........................................................      $    113,380
    7,000            Genzyme Corporation (General Division) (a) .................................           392,000
      756            Genzyme Corporation Molecular Oncology (a) .................................             9,344
      850            Genzyme Corporation Biosurgery (a) .........................................             6,205
                                                                                                       ------------
                                                                                                       $    520,929
                    RETAIL - .33% of Total Net Assets
    4,000            Costco Wholesale Corporation (a) ...........................................      $    172,200
                                                                                                       ------------
                                                                                                       $    172,200
                    TRANSPORTATION - .67% of Total Net Assets
   12,000            Kansas City Southern Industries, Inc. (a) ..................................      $    179,160
    8,500            Swift Transportation Company, Inc. (a) .....................................           171,275
                                                                                                       ------------
                                                                                                       $    350,435
                    MISCELLANEOUS - .74% of Total Net Assets
    5,000            Lockheed Martin Corporation ................................................      $    198,100
    3,000            Temple-Inland, Inc. ........................................................           186,150
                                                                                                       ------------
                                                                                                       $    384,250
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (Cost $2,195,664)                     $  8,496,973
                                                                                                       ------------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    DOLLAR ASSETS - 32.41% of Total Net Assets

                    CORPORATE BONDS - .99% of Total Net Assets
  $   100,000        6.500%  American Home Products Corporation, 10-15-02 .......................      $    102,360
      100,000        7.450%  CitiGroup, Inc., 06-06-02 ..........................................           103,004
      100,000        7.500%  Ford Motor Credit Corporation, 01-15-03 ............................           104,282
      100,000        7.250%  International Business Machines Corporation, 11-01-02 ..............           103,536
      100,000        6.250%  Lilly (Eli) & Company, 03-15-03 ....................................           103,023
                                                                                                       ------------
                                                                                                       $    516,205
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 31.42% of Total Net Assets
   41,000,000        United States Treasury bond strips (Principal only) 5.846%, 05-15-18 (d) ...      $ 15,580,820
      800,000        United States Treasury bonds 6.250%, 08-15-23 ..............................           862,360
                                                                                                       ------------
                                                                                                       $ 16,443,180
                                                                                                       ------------

                       Total Dollar Assets (Cost $11,313,374)                                          $ 16,959,385
                                                                                                       ------------
                       Total Portfolio - 98.33% of total net assets (identified cost $39,829,429)(e)   $ 51,463,465
                                                                                                       ------------
                       Other assets, less liabilities (1.67% of total net assets)                           873,675
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 52,337,140
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Sponsored ADR.
                             (c) Market value determined by the Board of Directors.
                             (d) Interest rate represents yield to maturity.
                             (e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 98.55% of Total Net Assets
  $15,000,000        United States Treasury notes 7.875%, 08-15-01 ..............................      $ 15,028,200
   20,000,000        United States Treasury notes 5.625%, 09-30-01 ..............................        20,063,400
   20,000,000        United States Treasury notes 5.875%, 10-31-01 ..............................        20,113,400
   18,000,000        United States Treasury notes 5.875%, 11-30-01 ..............................        18,143,100
      675,000        United States Treasury bills 1.67%, 08-02-01(a) ............................           674,938
                                                                                                       ------------
                       Total Portfolio - 98.55% of total net assets (identified cost $74,007,395)(b)   $ 74,023,038
                       Other assets, less liabilities (1.45% of total net assets)                         1,088,008
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 75,111,046
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 81.28% of Total Net Assets

                    CHEMICALS - 4.39% of Total Net Assets
  $ 1,000,000        6.500% DuPont (EI) DeNemours & Company, 09-01-02 ...........................      $  1,025,060
                                                                                                       ------------
                                                                                                       $  1,025,060
                    DATA PROCESSING - 3.99% of Total Net Assets
      900,000        7.250% International Business Machines Corporation, 11-01-02 ...............      $    931,824
                                                                                                       ------------
                                                                                                       $    931,824
                    ELECTRICAL & ELECTRONICS - 8.74% of Total Net Assets
    1,000,000        6.750% Rockwell International Corporation, 09-15-02 ........................      $  1,020,050
    1,000,000        6.750% Textron, Inc., 09-15-02 .............................................         1,023,110
                                                                                                       ------------
                                                                                                       $  2,043,160
                    ELECTRIC UTILITIES - 4.03% of Total Net Assets
      918,000        7.250% Otter Tail Power Company, 08-01-02 ..................................      $    941,813
                                                                                                       ------------
                                                                                                       $    941,813
                    FINANCIAL SERVICES - 12.81% of Total Net Assets
    1,000,000        7.000% Deere (John) Capital Corporation, 10-15-02 ..........................      $  1,028,890
      900,000        7.500% Ford Motor Credit Corporation, 01-15-03 .............................           938,538
    1,000,000        6.650% General Electric Capital Corporation, 09-03-02 ......................         1,027,180
                                                                                                       ------------
                                                                                                       $  2,994,608
                    FOOD PRODUCTS & PROCESSING - 4.37% of Total Net Assets
    1,000,000        6.150% Campbell Soup Company, 12-01-02 .....................................      $  1,021,270
                                                                                                       ------------
                                                                                                       $  1,021,270
                    INSURANCE - 3.97% of Total Net Assets
      900,000        7.450% CitiGroup, Inc., 06-06-02 ...........................................      $    927,036
                                                                                                       ------------
                                                                                                       $    927,036
                    MANUFACTURING - 8.86% of Total Net Assets
    1,000,000        8.875% General Motors Corporation, 05-15-03 ................................      $  1,063,080
    1,000,000        6.500% Sherwin-Williams Company, 02-01-02 ..................................         1,008,030
                                                                                                       ------------
                                                                                                       $  2,071,110

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    PHARMACEUTICALS - 12.50% of Total Net Assets
  $   900,000        6.500% American Home Products Corporation, 10-15-02 ........................      $    921,240
    1,000,000        7.375% Johnson & Johnson Company, 06-29-02 .................................         1,029,950
      941,000        6.250% Lilly (Eli) & Company, 03-15-03 .....................................           969,446
                                                                                                       ------------
                                                                                                       $  2,920,636
                    PUBLISHING - 4.37% of Total Net Assets
    1,000,000        6.375% Scripps (EW) & Company, 10-15-02 ....................................      $  1,019,930
                                                                                                       ------------
                                                                                                       $  1,019,930
                    RETAIL - 8.86% of Total Net Assets
    1,000,000        6.625% Dayton Hudson Corporation, 03-01-03 .................................      $  1,031,670
    1,000,000        6.500% Wal-Mart Stores, Inc., 06-01-03 .....................................         1,038,350
                                                                                                       ------------
                                                                                                       $  2,070,020
                    TELECOMMUNICATIONS - 4.39% of Total Net Assets
    1,000,000        7.250% GTE South, Inc., 08-01-02 ...........................................      $  1,026,920
                                                                                                       ------------
                                                                                                       $  1,026,920
                                                                                                       ------------

                       Total Corporate Bonds (Cost $18,777,294)                                        $ 18,993,387
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 4.72% of Total Net Assets
    1,100,000        United States Treasury notes 3.875%, 07-31-03 ..............................      $  1,101,719
                                                                                                       ------------

                       Total United States Treasury securities (Cost $1,102,575)                       $  1,101,719
                                                                                                       ------------
                       Total Portfolio - 86.00% of total net assets (identified cost $19,879,869)(a)   $ 20,095,106
                       Other assets, less liabilities (14.00% of total net assets)                        3,270,690
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 23,365,796
                                                                                                       ============

                       Note: (a) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 99.76% of Total Net Assets

                    CHEMICALS - 3.12% of Total Net Assets
   12,000            Air Products & Chemicals, Inc. .............................................      $    489,960
   20,000            Wellman, Inc. ..............................................................           263,800
                                                                                                       ------------
                                                                                                       $    753,760
                    COMPUTER SOFTWARE - 2.77% of Total Net Assets
    6,000            Autodesk, Inc. .............................................................      $    223,740
    8,000            Computer Associates International, Inc. ....................................           275,840
    4,000            VERITAS Software Corporation (a) ...........................................           169,640
                                                                                                       ------------
                                                                                                       $    669,220
                    CONSTRUCTION - 6.67% of Total Net Assets
    6,000            Fluor Corporation ..........................................................      $    237,180
   22,000            Ryland Group, Inc. .........................................................         1,374,780
                                                                                                       ------------
                                                                                                       $  1,611,960
                    DATA PROCESSING - 2.22% of Total Net Assets
    5,000            Agilent Technologies, Inc. (a) .............................................      $    143,050
   16,000            Hewlett-Packard Company ....................................................           394,560
                                                                                                       ------------
                                                                                                       $    537,610
                    ELECTRICAL & ELECTRONICS - 5.26% of Total Net Assets
   18,000            Intel Corporation ..........................................................      $    536,580
   12,000            National Semiconductor Corporation (a) .....................................           384,600
   12,000            SCI Systems, Inc. (a) ......................................................           350,400
                                                                                                       ------------
                                                                                                       $  1,271,580
                    ENTERTAINMENT & LEISURE - 7.47% of Total Net Assets
   15,000            Disney (Walt) Company (a) ..................................................      $    395,250
   16,000            Tribune Company ............................................................           660,160
   15,000            Viacom, Inc. Class A (a) ...................................................           749,700
                                                                                                       ------------
                                                                                                       $  1,805,110
                    FINANCIAL SERVICES - 22.82% of Total Net Assets
   18,000            Bank of New York, Inc. .....................................................      $    807,480
   14,000            Bear Stearns Companies, Inc. ...............................................           814,100
   16,000            Morgan Stanley Dean Witter & Company .......................................           957,120
   45,000            Schwab (Charles) Corporation ...............................................           674,550
   20,000            State Street Corporation ...................................................         1,075,400
   40,000            Stilwell Financial, Inc. ...................................................         1,186,400
                                                                                                       ------------
                                                                                                       $  5,515,050
                    MANUFACTURING - 10.66% of Total Net Assets
    6,000            Dana Corporation ...........................................................      $    154,500
   20,000            Harley-Davidson, Inc. ......................................................         1,032,200
    9,000            Illinois Tool Works, Inc. ..................................................           567,000
   16,000            Mattel, Inc. (a) ...........................................................           286,400
   12,000            Parker-Hannifin Corporation ................................................           536,400
                                                                                                       ------------
                                                                                                       $  2,576,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2001
(Unaudited)

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    OIL & OILFIELD SERVICES - 6.16% of Total Net Assets
  100,000            Frontier Oil Corporation ...................................................      $  1,288,000
   40,000            Parker Drilling Company (a) ................................................           200,400
                                                                                                       ------------
                                                                                                       $  1,488,400
                    PHARMACEUTICALS - 18.89% of Total Net Assets
   24,000            Amgen, Inc. (a) ............................................................      $  1,505,040
   20,000            Biogen, Inc. (a) ...........................................................         1,133,800
    7,000            Chiron Corporation (a) .....................................................           300,300
   28,000            Genzyme Corporation (General Division) (a) .................................         1,568,000
    3,000            Genzyme Corporation Molecular Oncology (a) .................................            37,080
    3,000            Genzyme Corporation Biosurgery (a) .........................................            21,900
                                                                                                       ------------
                                                                                                       $  4,566,120
                    RETAIL - 5.31% of Total Net Assets
   24,000            Costco Wholesale Corporation (a) ...........................................      $  1,033,200
    8,000            Neiman Marcus Group, Inc. Class B (a) ......................................           250,800
                                                                                                       ------------
                                                                                                       $  1,284,000
                    TRANSPORTATION - 4.78% of Total Net Assets
   20,000            Kansas City Southern Industries, Inc. (a) ..................................      $    298,600
   34,000            Swift Transportation Company, Inc. (a) .....................................           685,100
    5,000            UAL Corporation ............................................................           171,050
                                                                                                       ------------
                                                                                                       $  1,154,750
                    MISCELLANEOUS - 3.63% of Total Net Assets
   10,000            Lockheed Martin Corporation ................................................      $    396,200
   10,000            Massey Energy Company ......................................................           171,800
    5,000            Temple-Inland, Inc. ........................................................           310,250
                                                                                                       ------------
                                                                                                       $    878,250
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (Cost $8,344,545)                     $ 24,112,310
                                                                                                       ------------

Principal Amount
----------------
                    UNITED STATES TREASURY SECURITIES - .21% of Total Net Assets
  $    50,000        United States Treasury bills 1.670%, 08-02-01 (b) ..........................      $     49,995
                                                                                                       ------------

                       Total United States Treasury securities (Cost $49,995)                          $     49,995
                                                                                                       ------------
                       Total Portfolio - 99.97% of total net assets (identified cost $8,394,540)(c)    $ 24,162,305
                       Other assets, less liabilities (.03% of total net assets)                              7,414
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 24,169,719
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2001
(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act” or, the “ICA”), as a no-load, open-end, series, investment management company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At July 31, 2001, two such investments in the Permanent Portfolio (3.61% of total net assets) were so valued.
Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at July 31, 2001; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at July 31, 2001.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2001
(Unaudited)

Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.
For the six months ended July 31, 2001, investment income was earned as follows:

                                                 Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio        Portfolio            Portfolio
                                               ------------      -------------    --------------     -----------------

     Interest on:
       Corporate bonds ....................    $         --       $         --     $    590,205         $        --
       Swiss franc assets .................         137,072                 --               --                  --
       United States Treasury securities ..         518,406          1,622,581              112                   5
       Other investments ..................           3,388             30,821            4,838                 365
     Dividends ............................         228,086                 --               --              68,873
                                               ------------       ------------     ------------         -----------
                                               $    886,952       $  1,653,402     $    595,155         $    69,243
                                               ============       ============     ============         ===========
Effective February 1, 2001, the Fund changed for book purposes, from the straight-line method of amortization of premiums and discounts, to the effective yield method, in accordance with the American Institute of Certified Public Accountant’s new Audit and Accounting Guide for Investment Companies. This change had no effect on the net assets or net assets per share of any of the Fund’s Portfolios. Since the Permanent Portfolio’s inception, the cumulative effect of this change as of February 1, 2001 on the Portfolio was to decrease the cost of its investments thereby increasing its net unrealized appreciation of investments, and decreasing its undistributed net investment income, by $9,140,484. This change decreased the Permanent Portfolio’s interest income by $151,487, or $.05 per share, and decreased its ratio of net investment income to average net assets by .59% during the six months ended July 31, 2001. There was no cumulative effect of this change on the Fund’s other Portfolios.
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2001, pursuant to the requirements of the Code.
At January 31, 2001, capital loss carryforwards available to offset future realized gains, if any, were as follows: $153,458 in the Treasury Bill Portfolio, of which $84,724, $41,743, $5,429, $3,632, $14,264 and $3,666 expire on January 31, 2002, January 31, 2003, January 31, 2004, January 31, 2005, January 31, 2007 and January 31, 2008, respectively; and $195,990 in the Versatile Bond Portfolio, of which $86,614, $34,492, $18,906, $33,722 and $22,256 expire on January 31, 2003, January 31, 2004, January 31, 2006, January 31, 2008 and January 31, 2009, respectively. There were no capital loss carryforwards in the Permanent Portfolio or the Aggressive Growth Portfolio. Additionally, net capital losses and net foreign currency losses of $22,897 and $920, respectively, in the Permanent Portfolio are attributable to investment transactions that occurred after October 31, 2000 and are recognized for federal income tax purposes as arising on February 1, 2001, the first day of the Portfolio’s next taxable year.
Pursuant to the Code, 20.02% of the distributions made from investment company taxable income in 2000 by the Permanent Portfolio qualifies for the corporate dividends received deduction.
During the six months ended July 31, 2001, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio incurred federal excise taxes of $14,794, $57,206 and $8,384, respectively, which was imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets, however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2001
(Unaudited)

Distributions
Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the six months ended July 31, 2001, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio reclassified $91,222, $908,017 and $429,116, respectively, from undistributed net investment income to paid-in capital and the Fund’s Aggressive Growth Portfolio reclassified $194,056 from paid-in capital to undistributed net investment loss to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally, the Permanent Portfolio reclassified $810 from undistributed net investment income to accumulated net realized loss on foreign currency transactions, also due to these differences.
Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.	INVESTMENT ADVISORY CONTRACT
In accordance with the terms of an Investment Advisory Contract (the “Contract”), World Money Managers (“WMM”), the Fund’s investment adviser, receives a comprehensive advisory fee monthly (the “Advisory Fee”), computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio’s average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund’s average daily net assets; 13/16 of 1% of the next $200 million of the Fund’s average daily net assets; 3/4 of 1% of the next $200 million of the Fund’s average daily net assets; and 11/16 of 1% of the Fund’s average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.
All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including payments made by the Fund under its Long Term Disability Plan described in Note 3), excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the six months ended July 31, 2001, WMM voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.
WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2001
(Unaudited)

3.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the “Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to 50% of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 for one Participant under the Plan.

4.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2001:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------

      Purchases................................    $   412,852          None           $10,412,756        $   828,477
      Sales....................................      1,684,874          None            10,534,988            944,957
5.	NET UNREALIZED APPRECIATION OF INVESTMENTS
The following is a summary of net unrealized appreciation of investments at July 31, 2001 for federal income tax purposes:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------

     Aggregate gross unrealized appreciation of
       investments with excess of value over tax
       cost:
       Investments in securities of unaffiliated
         issuers ...............................   $15,793,365         $ 15,643        $   223,439        $16,003,694
                                                   -----------         --------        -----------        -----------
                                                    15,793,365           15,643            223,439         16,003,694
     Aggregate gross unrealized depreciation of
       investments with excess of tax cost over
       value:
       Investments in securities of unaffiliated
         issuers ...............................      (915,871)              --             (8,202)          (235,929)
       Investments other than securities........    (3,243,458)              --                 --                 --
                                                   -----------         --------        -----------        -----------
                                                    (4,159,329)              --             (8,202)          (235,929)
                                                   -----------         --------        -----------        -----------
       Net unrealized appreciation of investments  $11,634,036         $ 15,643        $   215,237        $15,767,765
                                                   ===========         ========        ===========        ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2001
(Unaudited)

6.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the period and year ended:

                                                                       Permanent Portfolio
                                      ------------------------------------------------------------------------------------
                                           Six months ended July 31, 2001                      January 31, 2001
                                      ---------------------------------------      ---------------------------------------
                                           Shares               Dollars                 Shares               Dollars
                                      ----------------    -------------------      ---------------    --------------------

     Shares sold.....................       49,253           $    801,955               216,728           $  3,528,778
     Distributions reinvested........           --                     --               102,739              1,817,453
                                           -------           ------------               -------           ------------
                                            49,253                801,955               319,467              5,346,231

     Shares redeemed.................     (128,832)            (1,990,977)             (633,224)           (10,259,221)
                                           -------           ------------               -------           ------------
     Net decrease                          (79,579)          $ (1,189,022)             (313,757)          $ (4,912,990)
                                           =======           ============               =======           ============

                                                                       Treasury Bill Portfolio
                                      ------------------------------------------------------------------------------------
                                           Six months ended July 31, 2001                      January 31, 2001
                                      ---------------------------------------      ---------------------------------------
                                           Shares               Dollars                 Shares               Dollars
                                      ----------------    -------------------      ----------------    -------------------

     Shares sold.....................      162,725           $ 11,057,565               487,263           $ 33,275,957
     Distributions reinvested........           --                     --                33,857              2,315,346
                                           -------           ------------               -------           ------------
                                           162,725             11,057,565               521,120             35,591,303

     Shares redeemed.................     (188,692)           (12,821,842)             (618,024)           (42,175,451)
                                           -------           ------------               -------           ------------
     Net decrease                          (25,967)          $ (1,764,277)              (96,904)          $ (6,584,148)
                                           =======           ============               =======           ============

                                                                       Versatile Bond Portfolio
                                      ------------------------------------------------------------------------------------
                                           Six months ended July 31, 2001                      January 31, 2001
                                      ---------------------------------------      ---------------------------------------
                                           Shares               Dollars                 Shares               Dollars
                                      ----------------    -------------------      ----------------    -------------------

     Shares sold.....................       64,128           $  3,696,634               349,794           $ 19,847,565
     Distributions reinvested........           --                     --                 6,457                381,667
                                           -------           ------------               -------           ------------
                                            64,128              3,696,634               356,251             20,229,232

     Shares redeemed.................      (25,789)            (1,482,195)             (323,912)           (18,335,103)
                                           -------           ------------               -------           ------------
     Net increase                           38,339           $  2,214,439                32,339           $  1,894,129
                                           =======           ============               =======           ============

                                                                       Aggressive Growth Portfolio
                                      ------------------------------------------------------------------------------------
                                           Six months ended July 31, 2001                      January 31, 2001
                                      ---------------------------------------      ---------------------------------------
                                           Shares               Dollars                 Shares               Dollars
                                      ----------------    -------------------      ----------------    -------------------

     Shares sold.....................       24,978           $  1,961,796                41,240           $  3,758,976
     Distributions reinvested........           --                     --                26,615              1,999,014
                                           -------           ------------               -------           ------------
                                            24,978              1,961,796                67,855              5,757,990

     Shares redeemed.................      (25,055)            (1,954,079)              (48,497)            (4,288,097)
                                           -------           ------------               -------           ------------
     Net increase (decrease)                   (77)          $      7,717                19,358           $  1,469,893
                                           =======           ============               =======           ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2001
(Unaudited)

7.	REGULATORY MATTERS
Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the “Commission”) instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission’s Division of Enforcement (the “Division”) that WMM, Terry Coxon and Alan Sergy (the Fund’s investment adviser and two of the Fund’s directors and officers, respectively, or, the “Respondents”), breached their fiduciary duties in violation of certain provisions of federal securities laws in fiscal years 1990 through 1996. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray (the “Hearing Officer”) in San Francisco, California. The Respondents have denied all of the allegations of the Division and have actively contested the proceedings. No charges have been made against the Fund, which allegedly was subject to improper charges by the Respondents, and the Fund is not a party to the proceedings.
In an initial decision dated April 1, 1999 (the “Initial Decision”), the Hearing Officer ruled that the Respondents had committed certain violations. Specifically, the Hearing Officer ruled that the Respondents violated Section 206(2) of the Investment Advisers Act of 1940: by charging $248,153 of transfer agent and accounting fees to the Fund’s Marketing and Distribution Plan (the “12b-1 Plan”) during calendar year 1990; by causing the excessive capitalization of a broker-dealer subsidiary of the Permanent Portfolio (World Money Securities, Inc. or, “WMS”) of $850,000 and charging it in 1990 and 1991 for printing costs related to the distribution of shares in the Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio in the amount of $336,571; by charging WMS excessive rent and improper underwriting costs of $72,426; and by acquiring a “call option” in 1990 prohibited by the Fund’s fundamental investment policies and managing the investment for the advantage of a client of an officer of the Fund. The Hearing Officer also ruled that the Respondents violated or aided and abetted violations of: Section 12(b) of the ICA and Rule 12b-1 thereunder, by receiving unauthorized reimbursements in calendar year 1990 of $214,270 under the Fund’s 12b-1 Plan and by providing insufficient information regarding the 12b-1 Plan to the Fund’s Board of Directors; Section 13(a)(3) of the ICA by acquiring the “call option;” Section 17(a) of the Securities Act of 1933, Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the ICA by making misleading statements in the Fund’s registration materials; Section 10(b) of the ICA by using WMS as a principal underwriter for the Fund; and Section 17(d) of the ICA and Rule 17d-1 thereunder, by causing WMS to be excessively capitalized.
The Hearing Officer ordered that the Respondents: cease and desist from committing further violations; be suspended from association with any registered investment adviser or investment company for a period of three months; disgorge $1,608,018, pay prejudgment interest of $1,236,726 and pay civil penalties of $140,000.
The Respondents believe that the Hearing Officer’s Initial Decision is incorrect and contains reviewable errors. Accordingly, on April 22, 1999, they filed petitions for review by the Commission. On April 21, 1999, the Division also filed a petition for review by the Commission of certain sanctions contained in the Initial Decision, seeking to bar WMM from acting as an investment adviser and to bar Terry Coxon from association with any registered investment adviser or investment company for one year with a right to reapply. Thereafter, the Commission granted the petitions and has accepted the review of the Initial Decision.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2001
(Unaudited)

Under the Fund’s Bylaws, the Fund is obligated to advance expenses incurred by the Respondents in the proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Fund has therefore incurred, and may continue to incur, such expenses in connection with the allegations, including amounts paid by WMM to persons who are directors and officers of the Fund for their litigation expenses. The Fund neither paid nor advanced any such expenses during the six months ended July 31, 2001.
The Initial Decision of the Hearing Officer does not become effective until the Commission’s decision, which could affirm, reverse or modify the Initial Decision. WMM continues to act as investment adviser of the Fund, and Terry Coxon continues to serve as President and a director of the Fund. Alan Sergy retired from the Fund for medical reasons in March 1998 and, except for payments being made under the Fund’s Long Term Disability Pan (see Note 3), is no longer associated with the Fund.
The ultimate outcome of these proceedings is unknown. The Fund’s Board of Directors intends to continue to monitor the proceedings and to take such actions as may be appropriate to assure the availability to the Fund of such investment advice and administrative support as may be necessary to continuously implement the Fund’s investment policies and investment objectives.
The Fund paid or reimbursed the following legal expenses, which include the advancement of fees and expenses described above, as well as other fees and expenses incurred by the Fund in connection with the proceeding.

                 Permanent     Treasury Bill   Versatile Bond  Aggressive Growth
                 Portfolio      Portfolio        Portfolio        Portfolio
               -------------   -------------   --------------  -----------------
     1992 ....   $       --      $       --      $       --       $       --
     1993 ....       52,331          63,961              --               --
     1994 ....           --              --              --               --
     1995 ....       78,010          71,156           6,213            1,777
     1996 ....       26,100          22,233           1,646              848
     1997 ....       53,511          43,469           3,046            2,640
     1998 ....      325,585         293,026              --           32,558
     1999 ....       14,333          14,015          11,155           11,473
     2000 ....       69,042          64,335           1,627            7,910
     2001 ....        8,011           7,209              --              801
     2002 ....          731             658              --               73
                 ----------      ----------      ----------       ----------
                 $  627,654      $  580,062      $   23,687       $   58,080
                 ==========      ==========      ==========       ==========

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

                                               Six months ended   Year ended    Year ended    Year ended    Year ended    Year ended
                                                 July 31, 2001    January 31,   January 31,   January 31,   January 31,   January 31,
                                                  (Unaudited)        2001          2000          1999          1998          1997
                                                  -----------     -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period               $   18.29       $   17.44     $   18.71     $   19.08     $   18.40     $   18.80
                                                   ---------       ---------     ---------     ---------     ---------     ---------
  Income (loss) from investment operations:
    Net investment income (1)(2) .............           .18             .46           .43           .47           .37           .52
    Net realized and unrealized gain (loss)
      on investments and foreign
      currencies .............................          (.18)           1.07          (.64)           --          1.01          (.41)
                                                   ---------       ---------     ---------     ---------     ---------     ---------
      Total income (loss) from
        investment operations                             --            1.53          (.21)          .47          1.38           .11

  Less distributions from:
    Net investment income  ...................            --            (.16)         (.29)         (.20)         (.34)         (.42)
    Net realized gain on investments (3) .....            --            (.52)         (.77)         (.64)         (.36)         (.09)
                                                   ---------       ---------     ---------     ---------     ---------     ---------
      Total distributions                                 --            (.68)        (1.06)         (.84)         (.70)         (.51)
                                                   ---------       ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                     $   18.29       $   18.29     $   17.44     $   18.71     $   19.08     $   18.40
                                                   =========       =========     =========     =========     =========     =========

Total return (4) .............................           --%           8.91%       (1.11)%         2.48%         7.57%          .57%

Ratios / supplemental data:
  Net assets, end of period (in thousands) ...     $  52,337       $  53,792     $  56,773     $  66,855     $  71,099     $  72,992
                                                   =========       =========     =========     =========     =========     =========

  Ratio of expenses to average net assets ....         1.40%*          1.41%         1.47%         1.43%         1.91%         1.49%
  Ratio of net investment income
    to average net assets (2).................         2.00%*          2.57%         2.39%         2.48%         1.96%         2.78%
  Portfolio turnover rate ....................         2.15%*          7.60%        23.75%        14.05%         7.66%        12.29%

*	Computed on an annualized basis

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	The change in accounting described in Note 1 had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.05 and .59%, respectively, during the six months ended July 31, 2001.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended  Year ended    Year ended    Year ended    Year ended    Year ended
                                               July 31, 2001    January 31,   January 31,   January 31,   January 31,   January 31,
                                                 (Unaudited)       2001          2000          1999          1998          1997
                                                 -----------    -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period              $   68.94      $   67.88     $   67.97     $   67.56     $   67.55     $   67.84
                                                  ---------      ---------     ---------     ---------     ---------     ---------
  Income from investment operations:
    Net investment income (1)(2) .............         1.19           3.32          2.51          2.72          2.69          2.84
    Net realized and unrealized gain (loss)
      on investments (3) .....................         (.02)           .12          (.01)          .03           .06           .01
                                                  ---------      ---------     ---------     ---------     ---------     ---------
      Total income from investment operations          1.17           3.44          2.50          2.75          2.75          2.85

  Less distributions from:
    Net investment income ....................           --          (2.38)        (2.59)        (2.34)        (2.74)        (3.14)
                                                  ---------      ---------     ---------     ---------     ---------     ---------
      Total distributions                                --          (2.38)        (2.59)        (2.34)        (2.74)        (3.14)
                                                  ---------      ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                    $   70.11      $   68.94     $   67.88     $   67.97     $   67.56     $   67.55
                                                  =========      =========     =========     =========     =========     =========

Total return (4) .............................        1.70%          5.10%         3.70%         4.09%         4.09%         4.23%

Ratios / supplemental data:
  Net assets, end of period (in thousands) ...    $  75,111      $  75,640     $  81,059     $  93,095     $  94,200     $ 105,342
                                                  =========      =========     =========     =========     =========     =========

  Ratio of expenses to average net assets (2).         .98%*         1.01%         1.02%          .96%         1.20%          .90%
  Ratio of net investment income
    to average net assets  ...................        3.46%*         4.86%         3.70%         4.01%         3.98%         4.19%

*	Computed on an annualized basis

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .51% for the six months ended July 31, 2001 and .50%, .50%, .50%, .50% and .50% for the years ended January 31, 2001, 2000, 1999, 1998 and 1997, respectively. Without this waiver, the net investment income per share would have been $.93 for the six months ended July 31, 2001 and $2.86, $2.01, $2.24, $2.19 and $2.37 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended Year ended    Year ended    Year ended    Year ended    Year ended
                                                July 31, 2001  January 31,   January 31,   January 31,   January 31,   January 31,
                                                 (Unaudited)      2001          2000          1999          1998          1997
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period              $   59.67     $   58.38     $   58.83     $   58.58     $   57.24     $   56.85
                                                  ---------     ---------     ---------     ---------     ---------     ---------

  Income from investment operations:
    Net investment income (1)(2) .............         1.44          2.82          2.44          2.77          2.87          2.94
    Net realized and unrealized gain (loss)
      on investments (3) .....................          .36          1.00          (.58)         (.08)          .17          (.34)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total income from investment operations          1.80          3.82          1.86          2.69          3.04          2.60

  Less distributions from:
    Net investment income ....................           --         (2.53)        (2.31)        (2.44)        (1.70)        (2.21)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total distributions                                --         (2.53)        (2.31)        (2.44)        (1.70)        (2.21)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                    $   61.47     $   59.67     $   58.38     $   58.83     $   58.58     $   57.24
                                                  =========     =========     =========     =========     =========     =========

Total return (4) .............................        3.02%         6.58%         3.18%         4.61%         5.33%         4.58%

Ratios / supplemental data:
  Net assets, end of period (in thousands) ...    $  23,366     $  20,394     $  18,065     $  24,377     $  23,355     $  21,345
                                                  =========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets (2).         .98%*        1.02%         1.01%         1.08%         1.01%          .97%
  Ratio of net investment income
    to average net assets ....................        4.78%*        4.78%         4.16%         4.72%         4.95%         5.16%
  Portfolio turnover rate ....................      105.13%*       96.36%        59.52%        68.21%        55.53%       102.29%

*	Computed on an annualized basis

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .38% for the six months ended July 31, 2001 and .38%, .37%, .37%, .38% and .38% for the years ended January 31, 2001, 2000, 1999, 1998 and 1997, respectively. Without this waiver, the net investment income per share would have been $1.29 for the six months ended July 31, 2001 and $2.52, $2.14, $2.48, $2.59 and $2.66 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended Year ended    Year ended    Year ended    Year ended    Year ended
                                                July 31, 2001  January 31,   January 31,   January 31,   January 31,   January 31,
                                                 (Unaudited)      2001          2000          1999          1998          1997
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period              $   83.76     $   83.61     $   69.13     $   56.24     $   47.66     $   40.65
                                                  ---------     ---------     ---------     ---------     ---------     ---------

  Income (loss) from investment operations:
    Net investment income (loss)(1) ..........         (.29)         (.65)         (.78)         (.41)         (.31)          .26
    Net realized and unrealized gain (loss)
      on investments  ........................        (4.37)         8.21         15.26         13.30         11.97          7.05
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total income (loss) from investment
        operations                                    (4.66)         7.56         14.48         12.89         11.66          7.31

  Less distributions from:
    Net investment income ....................           --            --            --            --          (.19)         (.25)
    Net realized gain on investments (2) .....           --         (7.41)           --            --         (2.89)         (.05)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
      Total distributions                                --         (7.41)           --            --         (3.08)         (.30)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                    $   79.10     $   83.76     $   83.61     $   69.13     $   56.24     $   47.66
                                                  =========     =========     =========     =========     =========     =========

Total return (3) .............................      (5.56)%        10.05%        20.95%        22.92%        24.41%        18.00%

Ratios / supplemental data:
  Net assets, end of period (in thousands) ...    $  24,170     $  25,601     $  23,938     $  21,764     $  19,955     $  15,417
                                                  =========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets ....        1.29%*        1.33%         1.73%         1.39%         1.46%         1.33%
  Ratio of net investment income (loss) to
   average net assets ........................       (.71)%*       (.78)%       (1.02)%        (.65)%        (.60)%          .59%
  Portfolio turnover rate ....................        6.93%*        5.62%         9.38%         2.73%         2.15%        21.32%

*	Computed on an annualized basis

(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.
(2)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance and does not guarantee future gain or loss to be realized from an investment in any Portfolio. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Permanent Portfolio (1)                             Treasury Bill Portfolio (2)(5)
------------------------------------------          ----------------------------------------

 1 year ended July 31, 2001       4.42%           1 year ended July 31, 2001     4.37%
 5 years ended July 31, 2001      4.09%           5 years ended July 31, 2001    4.11%
10 years ended July 31, 2001      5.02%          10 years ended July 31, 2001    3.82%
15 years ended July 31, 2001      5.08%          14 years 66 days ended
18 years 243 days ended                                  July 31, 2001           4.58%
     July 31, 2001                4.63%

Aggressive Growth Portfolio (3)                     Versatile Bond Portfolio (4)(6)
------------------------------------------          ----------------------------------------

 1 year ended July 31, 2001     (1.08)%           1 year ended July 31, 2001     6.82%
 5 years ended July 31, 2001     18.01%           5 years ended July 31, 2001    5.04%
10 years ended July 31, 2001     16.52%           9 years 308 days ended
11 years 211 days ended                                  July 31, 2001           4.80%
     July 31, 2001               14.84%

(1)	The Permanent Portfolio commenced operations on December 1, 1982.
(2)	The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)	The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)	The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5)	Yield on the Treasury Bill Portfolio for the 7 days ended July 31,2001, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 1.49%, and the effective yield was 1.50%.
(6)	The 30-day SEC standardized yield for the Versatile Bond Portfolio at July 31, 2001, calculated by dividing the net investment income per share earned during the specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.17%.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

Management’s Discussion and Analysis
Permanent Portfolio
The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the six months ended July 31, 2001, the Portfolio has experienced increases in the value of long-term United States Treasury securities, gold and the shares of real estate investment trusts and natural resource companies, while at the same time, recognizing decreases in the value of silver, the relative value of the Swiss franc and its holdings of U.S. Growth stocks. As a result, the Portfolio has broken even so far in 2001, as compared to an annualized inflation rate as measured by the change in the consumer price index, of 2.80% during the same period.

Treasury Bill Portfolio
The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 1.70% and maintained an average maturity of between 60 and 90 days throughout the six months ended July 31, 2001. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

Versatile Bond Portfolio
The Versatile Bond Portfolio’s investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s. The Portfolio achieved a total return of 3.02% while maintaining an average maturity of between 270 and 450 days throughout the six months ended July 31, 2001. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

Aggressive Growth Portfolio
The Aggressive Growth Portfolio’s investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of (5.56)% during the six months ended July 31, 2001, as compared to (2.53)% for the Dow Jones Industrial Average and (10.75)% for the Standard & Poor’s 500 Stock Index during the same period.

INVESTMENT ADVISER
World Money Managers Terry Coxon, General Partner 625 Second Street Petaluma, California 94952

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

TRANSFER AGENT
J. P. Morgan Investor Services Co. P.O. Box 2798 Boston, Massachusetts 02208 (for overnight delivery services, 73 Tremont Street Boston, Massachusetts 02108) (800) 341-8900 In Mass. (617) 557-8000

CUSTODIAN
State Street Bank and Trust Company Boston, Massachusetts 02105

INDEPENDENT AUDITORS
Tait, Weller & Baker Eight Penn Center Plaza Philadelphia, Pennsylvania 19103

INVESTOR’S INFORMATION OFFICE	SEMI-ANNUAL REPORT July 31, 2001
P.O. Box 5847 Austin, Texas 78763 (800) 531-5142 Nationwide Local (254) 527-3102